Commitments and contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and contingencies
Commitments and contingencies
15.	Commitments and contingencies:

In the ordinary course of business, the Company may be involved in various legal proceedings and subject to claims that arise. Although the results of litigation and claims are inherently unpredictable and uncertain, the Company is not currently a party to any legal proceedings the outcome of which, if determined adversely to it, are believed to, either individually or taken together, have a material adverse effect on the Company’s business, financial condition or results of operations.

29.	Commitments and contingencies:

In addition to commitments disclosed in Note 12 related to leases, the Company has entered into a contractual arrangement to upgrade its proprietary geophysical transmitting equipment. These costs are expected to total approximately $1.9 million and occur in 2022.

In the ordinary course of business, the Company may be involved in various legal proceedings and subject to claims that arise. Although the results of litigation and claims are inherently unpredictable and uncertain, we are not currently a party to any legal proceedings the outcome of which, if determined adversely to us, are believed to, either individually or taken together, have a material adverse effect on our business, financial condition or results of operations.